Equity Incentive Plan (Details) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of defined benefit plans [line items]
Trade and other payables of equity	$ 12,400	$ 19,400
Debt equity	14,600	22,800
Equity Incentive Plan, liability	2,500	4,000
Incentive Plan [Member]
Disclosure of defined benefit plans [line items]
Accrued amount of equity	82,100	127,800	$ 155,100
Total cost of equity	$ 300	$ 12,000	$ 35,600